Other Income - Summary of Other Income (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income Expense [Abstract]
Government grants	¥ 6,438	¥ 18,996	¥ 6,989